Operating leases and other commitment (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Operating lease liability	$ 338,901	$ 391,459	$ 371,010	$ 425,620
Future payment amount and copier rent	118,916
Future payment amount	350,760
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Description average remaining life and discount rate	The discount rate ranges from 4.75% to 5.00% and the average remaining years for our lease are 1.46 years as of March 31, 2022